Consolidated Statements of Financial Condition(Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Financial Condition(Parenthetical)
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0
Preferred Stock, Authorized	500,000	500,000
Preferred Stock, Shares Issued	0	0
Common Stock, Par or Stated Value Per Share	$ 1	$ 1
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares Issued	4,745,826	4,745,826
Common Stock, Shares, Outstanding	4,228,218	4,257,765
Treasury Stock, Shares	517,608	488,061